UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2013

Annual Report

to Shareholders

DWS EAFE® Equity Index Fund

Contents
3 Letter to Shareholders
4 Portfolio Management Review
10 Performance Summary
12 Investment Portfolio
37 Statement of Assets and Liabilities
39 Statement of Operations
40 Statement of Changes in Net Assets
41 Financial Highlights
42 Notes to Financial Statements
53 Report of Independent Registered Public Accounting Firm
54 Information About Your Fund's Expenses
56 Tax Information
57 Advisory Agreement Board Considerations and Fee Evaluation
62 Board Members and Officers
68 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,
Brian Binder

President, DWS Funds

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 10 through 11 for more complete performance information.

Investment Process
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE Index, which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

DWS EAFE® Equity Index Fund produced a total return of 21.56% in 2013, compared with a return of 22.78% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.

The strong, double-digit return of international equities in the past year ending December 31, 2013 reflects the largely favorable backdrop for the global financial markets. An environment of low interest rates, improving global growth and the stimulative policies of the world's central banks provided a tailwind for stocks. In addition, weaker bond prices fueled a rotation of investor capital out of fixed-income securities and into the global equity markets. Together, these factors helped the MSCI EAFE Index deliver its strongest calendar-year gain since it rose 31.8% in 2009.

Positive Attribution

Japanese stocks finished the year with excellent returns, as gauged by the 23.73%% return of the MSCI Japan Index. The market benefited from rising optimism through the middle part of the year, as the highly aggressive monetary policy of the country's central bank helped reignite investor enthusiasm and boosted export stocks by depressing the value of the yen. The top contributors within the Japanese market included Softbank Corp., Toyota Motor Corp. and Sumitomo Mitsui Financial Group, Inc.

The continental European markets were buoyed by the lack of negative headlines related to the region's debt problems, as well as the growing evidence that the region is gradually moving out of its recession. Europe's smaller markets, which had lagged substantially in 2011 and 2012, staged a major rebound in 2013. The region's larger countries also finished with index-beating returns. For example, the MSCI Germany Index produced a total return of 26.08%, while the MSCI France Index returned 19.28%.

In terms of sectors, telecommunication services were the biggest winners of 2013. Telecom stocks staged a robust rebound from their weak showing in 2012, led by Vodafone Group PLC, Telefonica SA and BT Group PLC, among others. Sectors with the highest exposure to economic growth trends — including consumer discretionary, industrials and information technology — also produced market-beating returns behind the rising optimism regarding the global-growth outlook. Consumer discretionary stocks performed particularly well, powered by hearty returns in the auto and media industries.

Financial stocks also outpaced the broader index during 2013. Among the financial sector's notable winners were Sumitomo Mitsui Financial Group, Inc., Lloyds Banking Group PLC, BNP Paribas SA and Prudential PLC. Financial stocks lagged during 2011 to 2012 on concerns about the potential impact of the European debt crisis on the region's banking system, but as these broader fears subsided, European financials recovered in kind. Japanese financial stocks also rallied as investors grew more optimistic about the country's growth outlook.

Health care stocks, while not typically a group that outperforms in sharply rising markets, nonetheless outpaced the index thanks to the strong showing of several large-cap pharmaceuticals companies. The sector's largest performance contributors included Roche Holding AG, Novartis AG and Bayer AG.

Negative Attribution

On a geographic basis, the largest detractors in the index were countries whose economic fortunes are most directly tied to those of China, such as Hong Kong, Singapore and Australia. While China continued to report economic growth that is well above the global average, this gap continued to close in 2013. Further, investors remained concerned about a potential "bubble" in the country's housing market. This worry, in turn, pressured both Asian financial stocks and producers of commodities whose prices depend on Chinese demand.

The U.K. stock market also underperformed due to the country's continued sluggish growth. The MSCI United Kingdom Index closed the year with a return of 13.55%.

Ten Largest Equity Holdings at December 31, 2013 (13.6% of Net Assets)	Country	Percent
1. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.8%
2. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.7%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.5%
4. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.5%
5. Vodafone Group PLC Provides a range of mobile telecommunications services	United Kingdom	1.4%
6. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.4%
7. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.2%
8. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.1%
9. Total SA Produces, refines, transports and markets oil and natural gas	France	1.0%
10. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.0%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available on dws-investments.com or upon request. Please see the Account Management Resources section on page 68 for contact information.

Consistent with investors' preference for riskier stocks with higher economic sensitivity over defensive, dividend-paying names, the consumer staples and utilities sectors both underperformed in 2013. In the consumer staples group, mega-cap stocks such as Nestle SA, British American Tobacco PLC and Diageo PLC generally finished the year in positive territory but lagged the broader market by a wide margin. The same trend held true in utilities, which finished with a double-digit gain but was nevertheless the second-worst-performing sector in the index. Notable laggards included the German company E.ON AG and UK company Centrica PLC.

The materials sector, which barely finished in positive territory, was the worst sector in the MSCI Index. Commodity prices were weak during 2013, weighing on the shares of related companies. Producers of steel, industrial metals and gold generally lagged the index, with many companies — such as BHP Billiton PLC and Rio Tinto PLC — among the few major index components to finish the year with a negative return. Similarly, the relative performance of energy stocks such as Royal Dutch Shell PLC was pressured by the growing supply of oil and natural gas arising from the U.S. "energy renaissance."

Outlook and Positioning

We made no changes in the fund's strategy, as our goal is to replicate the return and risk characteristics of the index. To this end, all changes made to the index were incorporated in the fund in order to maintain proper tracking. The index itself provides broad-based exposure to 22 of the largest developed markets outside the United States, across all sectors of the economy. We will continue to follow a passive strategy designed to provide returns that approximate those of the benchmark index.

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Thomas O'Brien, CFA

Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Joined the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Joseph LaPorta

Officer of Northern Trust Investments, Inc. Portfolio Manager of the fund. Joined the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining the Global Index Equity team in 2011, he was a member of the Global Opportunities and Leadership Development rotational program of Northern Trust making rotations through the Global Equity Index Team, Asset Allocation Strategy Research, and Short Duration Fixed Income.

— BBA, University of Iowa.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 22 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The MSCI Japan Index is a free-float-adjusted market-capitalization-weighted index that is designed to track the equity market performance of Japanese securities listed on the Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Japan Total Return Index takes into account both price performance and income from dividend payments.

The MSCI Germany Index is designed to measure the performance of the large- and mid-cap segments of the German market. With 51 constituents, the index covers about 85% of the equity universe in Germany.

The MSCI France Index is designed to measure the performance of the large- and mid-cap segments of the French market. With 72 constituents, the index covers about 85% of the equity universe in France.

The MSCI UK Index is designed to measure the performance of the large- and mid-cap segments of the U.K. market. With 106 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in the U.K.

Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs and household products.

Performance Summary December 31, 2013 (Unaudited)
Institutional Class	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/13
No Sales Charges	21.56%	11.90%	6.66%
MSCI EAFE® Index†	22.78%	12.44%	6.91%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 is 0.54% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended December 31

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 22 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Institutional Class
Net Asset Value
12/31/13	$14.67
12/31/12	$12.39
Distribution Information as of 12/31/13
Income Dividends, Twelve Months	$.37

Investment Portfolio as of December 31, 2013
	Shares	Value ($)

Common Stocks 97.8%
Australia 7.3%
AGL Energy Ltd.	11,060	148,476
ALS Ltd.	7,849	61,773
Alumina Ltd.*	53,183	52,959
Amcor Ltd.	24,736	233,917
AMP Ltd.	57,744	226,745
APA Group	17,114	91,740
Asciano Group	18,788	97,064
ASX Ltd.	3,742	122,864
Aurizon Holdings Ltd.	39,121	170,894
Australia & New Zealand Banking Group Ltd.	54,515	1,569,376
Bank of Queensland Ltd.	6,056	65,930
Bendigo & Adelaide Bank Ltd.	8,344	87,574
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	63,621	2,163,628
Boral Ltd.	16,114	68,964
Brambles Ltd.	30,536	249,577
Caltex Australia Ltd.	2,658	47,740
CFS Retail Property Trust (REIT)	43,242	75,289
Coca-Cola Amatil Ltd.	10,776	115,989
Cochlear Ltd.	1,126	59,257
Commonwealth Bank of Australia	32,015	2,230,725
Computershare Ltd.	9,602	97,790
Crown Resorts Ltd.	7,706	115,982
CSL Ltd.	9,545	589,191
Dexus Property Group (REIT)	88,625	79,557
Echo Entertainment Group Ltd.	15,289	33,593
Federation Centres Ltd. (REIT)	29,096	60,813
Flight Centre Travel Group Ltd.	1,097	46,589
Fortescue Metals Group Ltd.	31,550	164,638
Goodman Group (REIT)	35,025	148,342
GPT Group (REIT)	33,036	100,561
Harvey Norman Holdings Ltd.	9,986	28,185
Iluka Resources Ltd.	7,558	58,261
Incitec Pivot Ltd.	33,012	79,033
Insurance Australia Group Ltd.	45,635	237,223
Leighton Holdings Ltd.	3,437	49,692
Lend Lease Group	11,321	112,668
Macquarie Group Ltd.	5,861	289,042
Metcash Ltd.	17,492	49,357
Mirvac Group (REIT) (Units)	74,656	112,033
National Australia Bank Ltd.	46,685	1,457,406
Newcrest Mining Ltd.	15,548	108,760
Orica Ltd.	7,485	159,540
Origin Energy Ltd.	21,585	271,295
Qantas Airways Ltd.*	24,002	23,573
QBE Insurance Group Ltd.	24,270	249,908
Ramsay Health Care Ltd.	2,601	100,707
REA Group Ltd.	1,022	34,470
Rio Tinto Ltd.	8,547	520,462
Santos Ltd.	18,963	248,636
Seek Ltd.	6,540	78,638
Sonic Healthcare Ltd.	7,105	105,597
SP AusNet	32,151	35,777
Stockland (REIT) (Units)	44,776	144,764
Suncorp Group Ltd.	26,120	306,822
Sydney Airport	22,328	75,942
TABCORP Holdings Ltd.	15,171	49,191
Tatts Group Ltd.	28,582	79,268
Telstra Corp., Ltd.	88,386	414,416
Toll Holdings Ltd.	15,344	77,847
Transurban Group	27,086	165,595
Treasury Wine Estates Ltd.	12,779	55,015
Wesfarmers Ltd.	19,579	771,045
Westfield Group (REIT) (Units)	40,837	368,061
Westfield Retail Trust (REIT)	58,782	155,935
Westpac Banking Corp.	61,676	1,791,136
Woodside Petroleum Ltd.	12,969	450,610
Woolworths Ltd.	24,524	741,432
WorleyParsons Ltd.	3,848	57,059
(Cost $9,376,343)		19,491,938
Austria 0.3%
Andritz AG	1,515	95,161
Erste Group Bank AG	5,251	183,703
Immofinanz AG*	21,727	100,825
OMV AG	3,012	144,260
Raiffeisen Bank International AG	1,029	36,325
Telekom Austria AG	4,279	32,400
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	37,252
Voestalpine AG	2,325	112,593
(Cost $536,553)		742,519
Belgium 1.2%
Ageas	4,476	191,089
Anheuser-Busch InBev NV	15,894	1,694,682
Belgacom SA	3,010	89,053
Colruyt SA	1,494	83,558
Delhaize Group SA	1,937	115,411
Groupe Bruxelles Lambert SA	1,538	141,456
KBC GROEP NV	4,877	277,565
Solvay SA	1,146	181,392
Telenet Group Holding NV	1,206	72,104
UCB SA	2,101	156,539
Umicore SA	2,266	105,860
(Cost $1,774,473)		3,108,709
Bermuda 0.1%
Seadrill Ltd. (Cost $139,315)	7,430	304,542
Channel Islands 0.1%
Randgold Resources Ltd.	1,789	112,252
Resolution Ltd.	28,687	168,724
(Cost $255,086)		280,976
Denmark 1.2%
A P Moller-Maersk AS "A"	11	113,431
A P Moller-Maersk AS "B"	26	283,568
Carlsberg AS "B"	2,099	233,182
Coloplast AS "B"	2,236	148,320
Danske Bank AS*	13,436	309,346
DSV AS	3,578	117,585
Novo Nordisk AS "B"	7,896	1,454,691
Novozymes AS "B"	4,412	186,646
TDC AS	17,386	168,677
Tryg AS	592	57,283
William Demant Holding AS*	632	61,448
(Cost $871,443)		3,134,177
Finland 0.9%
Elisa Oyj	2,821	74,813
Fortum Oyj	8,606	197,020
Kone Oyj "B"	6,132	278,023
Metso Corp.	2,648	115,475
Neste Oil Oyj	2,592	51,548
Nokia Oyj*	73,840	595,745
Nokian Renkaat Oyj	2,128	102,382
Orion Oyj "B"	1,913	53,859
Pohjola Bank PLC "A"	2,751	55,409
Sampo Oyj "A"	8,315	410,384
Stora Enso Oyj "R"	11,020	111,054
UPM-Kymmene Oyj	10,270	173,755
Wartsila Oyj	3,601	178,199
(Cost $1,578,672)		2,397,666
France 9.6%
Accor SA	3,018	142,686
Aeroports de Paris	621	70,494
Air Liquide SA	6,161	873,392
Alcatel-Lucent*	48,304	216,694
Alstom SA	4,123	150,634
Arkema	1,193	139,733
AtoS	1,050	95,339
AXA SA	35,779	997,990
BNP Paribas SA	19,759	1,547,183
Bouygues SA	3,712	140,757
Bureau Veritas SA	4,472	131,007
Cap Gemini	2,777	188,308
Carrefour SA	12,186	483,239
Casino Guichard-Perrachon SA	1,070	123,683
CGG*	3,135	54,408
Christian Dior SA	1,058	200,298
Cie Generale des Etablissements Michelin	3,684	393,136
CNP Assurances	3,405	69,817
Compagnie de Saint-Gobain	8,282	457,760
Credit Agricole SA*	19,531	251,043
DANONE SA	11,245	811,222
Dassault Systemes SA	1,200	149,106
Edenred	3,855	129,326
Electricite de France SA	4,720	167,147
Essilor International SA	4,031	429,464
Eurazeo SA	626	49,087
European Aeronautic Defence & Space Co.	11,781	908,055
Eutelsat Communications	2,922	91,171
Fonciere des Regions (REIT)	594	51,312
GDF Suez	26,191	618,051
Gecina SA (REIT)	434	57,354
Groupe Eurotunnel SA (Registered)	11,088	116,559
Icade (REIT)	726	67,717
Iliad SA	518	106,124
Imerys SA	716	62,446
JC Decaux SA	1,281	52,904
Kering	1,497	316,589
Klepierre (REIT)	2,068	95,849
L'Oreal SA	4,781	841,932
Lafarge SA	3,816	287,158
Lagardere SCA	2,201	81,830
Legrand SA	5,242	289,070
LVMH Moet Hennessy Louis Vuitton SA	5,018	918,600
Natixis	18,355	108,393
Orange SA	36,565	454,479
Pernod-Ricard SA	4,201	479,666
Publicis Groupe	3,549	325,790
Remy Cointreau SA	483	40,598
Renault SA	3,789	305,914
Rexel SA	4,319	113,759
Safran SA	5,425	377,262
Sanofi	23,629	2,515,211
Schneider Electric SA	10,400	912,822
SCOR SE	3,049	111,459
Societe BIC SA	528	64,718
Societe Generale	14,260	832,748
Sodexo	1,817	184,501
Suez Environnement Co.	5,316	95,263
Technip SA	2,007	193,313
Thales SA	1,813	116,877
Total SA	42,280	2,591,726
Unibail-Rodamco SE (REIT) (a)	70	17,936
Unibail-Rodamco SE (REIT) (a)	1,866	479,192
Valeo SA	1,457	161,429
Vallourec SA	2,033	111,246
Veolia Environnement	7,102	116,049
Vinci SA	9,344	615,713
Vivendi SA	23,943	633,391
Wendel	650	94,766
Zodiac Aerospace	708	125,714
(Cost $15,857,159)		25,605,609
Germany 8.6%
Adidas AG	4,146	528,541
Allianz SE (Registered)	9,061	1,625,304
Axel Springer SE	803	51,604
BASF SE	18,222	1,943,100
Bayer AG (Registered)	16,351	2,293,937
Bayerische Motoren Werke (BMW) AG	6,637	778,345
Beiersdorf AG	1,947	197,669
Brenntag AG	1,046	194,318
Celesio AG	1,727	54,649
Commerzbank AG*	18,927	305,028
Continental AG	2,198	482,171
Daimler AG (Registered)	19,112	1,654,351
Deutsche Bank AG (Registered) (b)	20,341	970,543
Deutsche Boerse AG	3,796	315,216
Deutsche Lufthansa AG (Registered)*	4,892	103,807
Deutsche Post AG (Registered)	18,264	666,007
Deutsche Telekom AG (Registered)	57,627	985,606
Deutsche Wohnen AG (Bearer)	5,865	113,823
E.ON AG	35,537	654,894
Fraport AG	738	55,488
Fresenius Medical Care AG & Co. KGaA	4,269	303,825
Fresenius SE & Co. KGaA	2,462	378,070
GEA Group AG	3,509	167,055
Hannover Rueck SE	1,250	107,958
HeidelbergCement AG	2,866	217,504
Henkel AG & Co. KGaA	2,538	264,604
Hochtief AG	611	52,305
Hugo Boss AG	646	92,000
Infineon Technologies AG	21,015	224,411
K+S AG (Registered)	3,529	108,677
Lanxess AG	1,728	115,444
Linde AG	3,715	778,059
MAN SE	750	92,090
Merck KGaA	1,258	226,654
Metro AG	2,567	124,331
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,547	781,739
OSRAM Licht AG*	1,615	91,278
ProSiebenSat.1 Media AG (Registered)	3,654	181,266
RWE AG	9,639	352,486
SAP AG	18,189	1,559,526
Siemens AG (Registered)	15,752	2,152,257
Sky Deutschland AG*	8,674	95,802
Suedzucker AG	1,608	43,405
Telefonica Deutschland Holding AG	5,708	47,192
ThyssenKrupp AG*	8,988	219,286
United Internet AG (Registered)	2,171	92,488
Volkswagen AG	601	162,858
(Cost $11,727,225)		23,006,971
Hong Kong 2.6%
AIA Group Ltd.	240,081	1,210,328
ASM Pacific Technology Ltd.	4,900	40,981
Bank of East Asia Ltd.	25,156	106,660
BOC Hong Kong (Holdings) Ltd.	72,821	234,217
Cathay Pacific Airways Ltd.	24,000	50,943
Cheung Kong (Holdings) Ltd.	28,000	443,867
Cheung Kong Infrastructure Holdings Ltd.	12,000	76,063
CLP Holdings Ltd.	35,274	279,494
First Pacific Co., Ltd.	50,544	57,758
Galaxy Entertainment Group Ltd.*	41,497	372,618
Hang Lung Properties Ltd.	46,000	146,734
Hang Seng Bank Ltd.	15,000	243,901
Henderson Land Development Co., Ltd.	21,511	122,988
HKT Trust & HKT Ltd.	44,000	43,548
Hong Kong & China Gas Co., Ltd.	113,597	261,490
Hong Kong Exchanges & Clearing Ltd.	21,539	360,642
Hopewell Holdings Ltd.	11,000	37,338
Hutchison Whampoa Ltd.	43,100	589,307
Hysan Development Co., Ltd.	12,773	55,075
Kerry Properties Ltd.	12,932	44,937
Li & Fung Ltd.	118,240	153,098
Link (REIT)	46,653	227,590
MGM China Holdings Ltd.	19,097	82,036
MTR Corp., Ltd.	29,408	111,579
New World Development Co., Ltd.	78,967	100,186
Noble Group Ltd.	85,891	73,134
NWS Holdings Ltd.	30,197	46,028
PCCW Ltd.	83,200	37,243
Power Assets Holdings Ltd.	27,000	215,280
Shangri-La Asia Ltd.	31,540	61,653
Sino Land Co., Ltd.	59,639	81,679
SJM Holdings Ltd.	37,337	125,930
Sun Hung Kai Properties Ltd.	31,364	399,814
Swire Pacific Ltd. "A"	13,000	153,088
Swire Properties Ltd.	24,600	62,220
Wharf Holdings Ltd.	29,750	227,384
Wheelock & Co., Ltd.	19,000	87,572
Yue Yuen Industrial (Holdings) Ltd.	15,000	50,188
(Cost $3,870,449)		7,074,591
Ireland 0.7%
Bank of Ireland*	449,694	156,494
CRH PLC (a)	11,410	289,464
CRH PLC (a)	3,468	87,590
Experian PLC	19,866	366,651
James Hardie Industries SE (CDI)	9,160	106,557
Kerry Group PLC "A" (a)	310	21,541
Kerry Group PLC "A" (a)	2,749	191,078
Perrigo Co. PLC	76	11,663
Ryanair Holdings PLC*	3,380	29,164
Shire PLC	10,914	514,287
(Cost $778,466)		1,774,489
Israel 0.4%
Bank Hapoalim BM	19,995	112,170
Bank Leumi Le-Israel BM*	23,497	96,060
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	63,784
Delek Group Ltd.	81	30,962
Israel Chemicals Ltd.	9,199	76,656
Mizrahi Tefahot Bank Ltd.	2,751	36,033
NICE Systems Ltd.	1,164	47,685
Teva Pharmaceutical Industries Ltd.	16,751	671,473
The Israel Corp., Ltd.*	52	27,403
(Cost $1,356,633)		1,162,226
Italy 2.1%
Assicurazioni Generali SpA	23,573	560,233
Atlantia SpA (c)	6,372	144,046
Banca Monte dei Paschi di Siena SpA*	130,960	31,788
Enel Green Power SpA	34,817	87,748
Enel SpA	132,144	578,929
Eni SpA	50,472	1,220,393
EXOR SpA	2,004	79,894
Fiat SpA*	17,987	147,624
Finmeccanica SpA*	8,045	61,703
Intesa Sanpaolo	233,524	579,714
Luxottica Group SpA	3,389	182,026
Mediobanca SpA*	10,243	90,126
Pirelli & C. SpA	4,697	81,525
Prysmian SpA	4,039	104,141
Saipem SpA	5,396	116,490
Snam SpA	39,443	221,092
Telecom Italia SpA	205,563	204,557
Telecom Italia SpA (RSP)	127,202	99,890
Terna — Rete Elettrica Nationale SpA	30,470	153,137
UBI Banca — Unione di Banche Italiane ScpA	17,061	116,509
UniCredit SpA	87,011	647,910
(Cost $4,848,430)		5,509,475
Japan 20.5%
ABC-Mart, Inc.	500	21,856
Acom Co., Ltd.*	8,100	27,556
Advantest Corp.	3,000	37,354
Aeon Co., Ltd.	11,600	157,313
AEON Financial Service Co., Ltd.	1,230	33,049
AEON Mall Co., Ltd.	2,100	59,002
Air Water, Inc.	2,553	34,630
Aisin Seiki Co., Ltd.	3,700	150,564
Ajinomoto Co., Inc.	12,000	173,887
Alfresa Holdings Corp.	800	39,744
Amada Co., Ltd.	7,000	61,872
ANA Holdings, Inc.	23,000	45,942
Aozora Bank Ltd.	20,000	56,671
Asahi Glass Co., Ltd. (c)	21,000	130,670
Asahi Group Holdings Ltd.	7,500	211,638
Asahi Kasei Corp.	25,000	195,946
ASICS Corp.	3,300	56,366
Astellas Pharma, Inc.	8,500	503,645
Benesse Holdings, Inc.	1,500	60,251
Bridgestone Corp.	12,800	485,253
Brother Industries Ltd.	4,700	64,349
Calbee, Inc.	1,200	29,196
Canon, Inc. (c)	22,700	722,550
Casio Computer Co., Ltd.	4,400	53,929
Central Japan Railway Co.	2,800	330,246
Chiyoda Corp.	3,065	44,608
Chubu Electric Power Co., Inc.	12,400	160,277
Chugai Pharmaceutical Co., Ltd.	4,200	92,989
Chugoku Electric Power Co., Inc.	5,900	91,857
Citizen Holdings Co., Ltd.	5,400	45,600
Coca-Cola West Co., Ltd.	1,100	23,310
Credit Saison Co., Ltd.	2,900	76,487
Dai Nippon Printing Co., Ltd.	11,000	116,891
Dai-ichi Life Insurance Co., Ltd.	17,200	288,282
Daicel Corp.	6,000	48,897
Daido Steel Co., Ltd.	6,000	29,838
Daihatsu Motor Co., Ltd.	3,500	59,371
Daiichi Sankyo Co., Ltd.	13,200	241,816
Daikin Industries Ltd.	4,600	287,056
Dainippon Sumitomo Pharma Co., Ltd.	3,100	48,567
Daito Trust Construction Co., Ltd.	1,400	130,883
Daiwa House Industry Co., Ltd.	12,000	232,323
Daiwa Securities Group, Inc.	33,000	330,483
DeNA Co., Ltd.	2,100	44,218
Denso Corp.	9,600	507,581
Dentsu, Inc.	4,300	176,259
Don Quijote Co., Ltd.	1,100	66,781
East Japan Railway Co.	6,639	529,835
Eisai Co., Ltd.	5,100	197,705
Electric Power Development Co., Ltd.	2,400	69,993
FamilyMart Co., Ltd.	1,200	54,831
FANUC Corp.	3,800	696,831
Fast Retailing Co., Ltd.	1,000	413,897
Fuji Electric Co., Ltd.	11,000	51,527
Fuji Heavy Industries Ltd.	11,582	332,703
Fujifilm Holdings Corp.	9,400	266,928
Fujitsu Ltd.*	36,000	186,383
Fukuoka Financial Group, Inc.	16,000	70,285
Gree, Inc.	2,340	23,129
GungHo Online Entertainment, Inc.* (c)	7,000	50,513
Hakuhodo Dy Holdings, Inc.	4,800	37,255
Hamamatsu Photonics KK	1,478	59,213
Hankyu Hanshin Holdings, Inc.	23,000	124,432
Hino Motors Ltd.	5,000	78,801
Hirose Electric Co., Ltd.	600	85,531
Hisamitsu Pharmaceutical Co., Inc.	1,100	55,419
Hitachi Chemical Co., Ltd.	2,100	33,518
Hitachi Construction Machinery Co., Ltd.	2,100	44,979
Hitachi High-Technologies Corp.	1,300	32,705
Hitachi Ltd.	96,000	727,848
Hitachi Metals Ltd.	4,000	56,593
Hokkaido Electric Power Co., Inc.*	3,700	42,587
Hokuhoku Financial Group, Inc.	24,000	47,911
Hokuriku Electric Power Co.	3,300	44,821
Honda Motor Co., Ltd.	32,400	1,336,267
Hoya Corp.	8,500	236,572
Hulic Co., Ltd.	5,600	83,105
IBIDEN Co., Ltd.	2,200	41,180
Idemitsu Kosan Co., Ltd.	1,600	36,431
IHI Corp.	27,000	116,747
Iida Group Holdings Co., Ltd.*	2,600	51,896
INPEX Corp.	17,100	219,249
Isetan Mitsukoshi Holdings Ltd.	7,120	101,523
Isuzu Motors Ltd.	24,000	149,637
Itochu Corp.	29,600	366,343
Itochu Techno-Solutions Corp.	500	20,289
J. Front Retailing Co., Ltd.	10,000	75,841
Japan Airlines Co., Ltd.	1,200	59,205
Japan Exchange Group, Inc.	5,000	142,360
Japan Petroleum Exploration Co., Ltd.	600	22,739
Japan Prime Realty Investment Corp. (REIT)	16	51,257
Japan Real Estate Investment Corp. (REIT)	24	128,744
Japan Retail Fund Investment Corp. (REIT)	48	97,742
Japan Steel Works Ltd.	7,000	39,212
Japan Tobacco, Inc.	21,600	702,801
JFE Holdings, Inc.	9,625	229,504
JGC Corp.	4,000	157,109
JSR Corp.	3,600	69,805
JTEKT Corp.	4,000	68,382
JX Holdings, Inc.	43,900	226,028
Kajima Corp.	17,000	63,982
Kakaku.com, Inc.	2,800	49,239
Kamigumi Co., Ltd.	5,000	45,904
Kaneka Corp.	6,000	39,420
Kansai Electric Power Co., Inc.*	14,400	165,746
Kansai Paint Co., Ltd.	5,000	74,080
Kao Corp.	10,300	324,399
Kawasaki Heavy Industries Ltd.	27,000	113,494
KDDI Corp.	10,600	653,750
Keikyu Corp.	9,000	74,382
Keio Corp.	12,000	80,184
Keisei Electric Railway Co., Ltd.	5,000	46,092
Keyence Corp.	870	372,580
Kikkoman Corp.	3,000	56,835
Kinden Corp.	3,000	31,356
Kintetsu Corp.	35,900	125,911
Kirin Holdings Co., Ltd.	17,000	244,874
Kobe Steel Ltd.*	46,000	78,859
Koito Manufacturing Co., Ltd.	2,158	41,347
Komatsu Ltd.	18,300	372,495
Konami Corp.	2,000	46,307
Konica Minolta, Inc.	9,500	95,233
Kubota Corp.	21,000	348,160
Kuraray Co., Ltd.	6,900	82,321
Kurita Water Industries Ltd.	2,300	47,746
Kyocera Corp.	6,400	320,126
Kyowa Hakko Kirin Co., Ltd.	4,910	54,151
Kyushu Electric Power Co., Inc.*	8,700	111,166
Lawson, Inc.	1,300	97,308
LIXIL Group Corp.	5,448	149,616
M3, Inc.	15	37,630
Mabuchi Motor Co., Ltd.	500	29,738
Makita Corp.	2,300	121,026
Marubeni Corp.	33,000	237,473
Marui Group Co., Ltd.	4,600	46,818
Maruichi Steel Tube Ltd.	1,000	25,282
Mazda Motor Corp.*	53,000	274,797
McDonald's Holdings Co. (Japan), Ltd.	1,300	33,191
Medipal Holdings Corp.	2,700	35,679
MEIJI Holdings Co., Ltd.	1,200	77,244
Miraca Holdings, Inc.	1,107	52,212
Mitsubishi Chemical Holdings Corp.	26,000	120,299
Mitsubishi Corp.	27,600	529,721
Mitsubishi Electric Corp.	38,000	477,898
Mitsubishi Estate Co., Ltd.	25,000	749,171
Mitsubishi Gas Chemical Co., Inc.	8,000	58,961
Mitsubishi Heavy Industries Ltd.	60,000	371,895
Mitsubishi Logistics Corp.	3,000	47,582
Mitsubishi Materials Corp.	22,000	81,318
Mitsubishi Motors Corp.* (c)	8,600	92,836
Mitsubishi Tanabe Pharma Corp.	4,500	62,731
Mitsubishi UFJ Financial Group, Inc.	253,400	1,675,496
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	71,948
Mitsui & Co., Ltd.	34,100	475,502
Mitsui Chemicals, Inc.	16,000	38,680
Mitsui Fudosan Co., Ltd.	17,000	613,228
Mitsui O.S.K Lines Ltd.	22,000	99,290
Mizuho Financial Group, Inc.	457,190	990,181
MS&AD Insurance Group Holdings, Inc.	9,900	266,339
Murata Manufacturing Co., Ltd.	4,000	355,584
Nabtesco Corp.	1,925	44,455
Namco Bandai Holdings, Inc.	3,650	81,084
NEC Corp.	46,900	105,875
Nexon Co., Ltd.	2,100	19,389
NGK Insulators Ltd.	6,000	114,317
NGK Spark Plug Co., Ltd.	3,000	71,145
NHK Spring Co., Ltd.	3,100	35,040
Nidec Corp.	2,000	196,135
Nikon Corp.	6,900	131,941
Nintendo Co., Ltd.	2,100	280,806
Nippon Building Fund, Inc. (REIT)	28	162,994
Nippon Electric Glass Co., Ltd.	8,000	42,043
Nippon Express Co., Ltd.	16,000	77,593
Nippon Meat Packers, Inc.	4,000	68,737
Nippon Paint Co., Ltd.	3,000	49,931
Nippon Prologis REIT, Inc. (REIT)	5	47,803
Nippon Steel & Sumitomo Metal	149,000	499,792
Nippon Telegraph & Telephone Corp.	7,338	394,978
Nippon Yusen Kabushiki Kaisha	31,000	99,219
Nishi-Nippon City Bank Ltd.	13,000	35,043
Nissan Motor Co., Ltd.	48,800	410,817
Nisshin Seifun Group, Inc.	4,400	45,530
Nissin Foods Holdings Co., Ltd.	1,200	50,692
Nitori Holdings Co., Ltd.	700	66,380
Nitto Denko Corp.	3,200	135,470
NKSJ Holdings, Inc.	6,800	189,675
NOK Corp.	1,800	29,485
Nomura Holdings, Inc.	73,300	567,305
Nomura Real Estate Holdings, Inc.	2,500	56,355
Nomura Real Estate Office Fund, Inc. (REIT)	8	37,220
Nomura Research Institute Ltd.	2,100	66,226
NSK Ltd.	9,000	112,322
NTT Data Corp.	2,600	96,212
NTT DoCoMo, Inc.	30,000	492,905
NTT Urban Development Corp.	2,500	28,831
Obayashi Corp.	13,000	74,132
Odakyu Electric Railway Co., Ltd.	12,000	108,772
Oji Holdings Corp.	16,000	82,219
Olympus Corp.*	4,800	152,240
Omron Corp.	3,900	172,614
Ono Pharmaceutical Co., Ltd.	1,600	140,121
Oracle Corp.	800	29,278
Oriental Land Co., Ltd.	1,000	144,198
ORIX Corp.	25,200	443,904
Osaka Gas Co., Ltd.	36,000	141,478
Otsuka Corp.	300	38,292
Otsuka Holdings KK	7,022	202,797
Panasonic Corp.	43,414	506,095
Park24 Co., Ltd.	1,900	35,834
Rakuten, Inc.	14,700	218,713
Resona Holdings, Inc.	36,500	186,170
Ricoh Co., Ltd.	14,000	149,392
Rinnai Corp.	700	54,556
ROHM Co., Ltd.	1,800	87,779
Sankyo Co., Ltd.	1,100	50,756
Sanrio Co., Ltd.	899	37,889
Santen Pharmaceutical Co., Ltd.	1,500	70,011
SBI Holdings, Inc.	4,144	62,893
Secom Co., Ltd.	4,100	247,594
Sega Sammy Holdings, Inc.	3,800	96,911
Sekisui Chemical Co., Ltd.	8,000	98,343
Sekisui House Ltd.	11,000	154,022
Seven & I Holdings Co., Ltd.	14,800	589,410
Seven Bank Ltd.	12,100	47,345
Sharp Corp.*	29,000	92,154
Shikoku Electric Power Co., Inc.*	3,600	53,996
Shimadzu Corp.	5,000	43,542
Shimamura Co., Ltd.	400	37,527
Shimano, Inc.	1,500	129,033
Shimizu Corp.	12,000	60,685
Shin-Etsu Chemical Co., Ltd.	8,200	479,481
Shinsei Bank Ltd.	34,000	83,206
Shionogi & Co., Ltd.	5,700	123,831
Shiseido Co., Ltd.	6,800	109,500
Showa Denko KK	31,000	43,957
Showa Shell Sekiyu KK	3,800	38,634
SMC Corp.	1,000	252,598
Softbank Corp.	19,100	1,674,356
Sojitz Corp.	26,300	46,835
Sony Corp.	19,900	343,711
Sony Financial Holdings, Inc.	3,500	63,759
Stanley Electric Co., Ltd.	2,900	66,459
Sumco Corp.	2,200	19,413
Sumitomo Chemical Co., Ltd.	30,000	117,683
Sumitomo Corp.	22,900	288,044
Sumitomo Electric Industries Ltd.	14,700	245,654
Sumitomo Heavy Industries Ltd.	11,000	50,688
Sumitomo Metal Mining Co., Ltd.	10,000	131,121
Sumitomo Mitsui Financial Group, Inc.	25,291	1,306,066
Sumitomo Mitsui Trust Holdings, Inc.	65,100	343,916
Sumitomo Realty & Development Co., Ltd.	7,000	348,902
Sumitomo Rubber Industries Ltd.	3,400	48,416
Suntory Beverage & Food Ltd.	2,500	79,707
Suzuken Co., Ltd.	1,400	45,343
Suzuki Motor Corp.	7,000	188,548
Sysmex Corp.	1,400	82,692
T&D Holdings, Inc.	11,900	166,695
Taiheiyo Cement Corp.	24,000	92,255
Taisei Corp.	20,000	91,097
Taisho Pharmaceutical Holdings Co., Ltd.	600	41,268
Taiyo Nippon Sanso Corp.	5,000	35,620
Takashimaya Co., Ltd.	5,000	49,917
Takeda Pharmaceutical Co., Ltd.	15,500	711,532
TDK Corp.	2,500	120,011
Teijin Ltd.	20,000	44,564
Terumo Corp.	3,100	149,757
The Bank of Kyoto Ltd.	6,000	50,210
The Bank of Yokohama Ltd.	22,000	122,837
The Chiba Bank Ltd.	15,000	101,371
The Chugoku Bank Ltd.	3,000	38,097
The Gunma Bank Ltd.	8,000	44,750
The Hachijuni Bank Ltd.	8,258	48,215
The Hiroshima Bank Ltd.	10,000	41,459
The Iyo Bank Ltd.	5,000	49,099
The Joyo Bank Ltd.	12,000	61,402
The Shizuoka Bank Ltd.	11,000	117,673
The Suruga Bank Ltd.	4,000	71,893
THK Co., Ltd.	2,400	59,976
Tobu Railway Co., Ltd.	21,000	101,912
Toho Co., Ltd.	2,300	50,618
Toho Gas Co., Ltd.	8,000	38,977
Tohoku Electric Power Co., Inc.*	9,400	105,828
Tokio Marine Holdings, Inc.	13,900	465,609
Tokyo Electric Power Co., Inc.*	29,500	145,065
Tokyo Electron Ltd.	3,300	182,037
Tokyo Gas Co., Ltd.	46,000	226,666
Tokyo Tatemono Co., Ltd.	8,000	89,118
Tokyu Corp.	23,000	149,353
Tokyu Fudosan Holdings Corp.*	10,000	94,365
TonenGeneral Sekiyu KK	6,000	55,065
Toppan Printing Co., Ltd.	11,000	88,123
Toray Industries, Inc.	29,000	200,927
Toshiba Corp.	79,000	332,451
TOTO Ltd.	6,000	95,252
Toyo Seikan Kaisha Ltd.	3,300	71,040
Toyo Suisan Kaisha Ltd.	2,000	60,128
Toyoda Gosei Co., Ltd.	1,400	32,621
Toyota Boshoku Corp.	1,400	17,500
Toyota Industries Corp.	3,300	149,151
Toyota Motor Corp.	54,700	3,328,630
Toyota Tsusho Corp.	4,400	109,269
Trend Micro, Inc.*	2,100	73,597
Tsumura & Co.	1,200	31,802
Ube Industries Ltd.	20,000	42,816
Unicharm Corp.	2,300	131,294
United Urban Investment Corp. (REIT)	47	67,601
USS Co., Ltd.	4,400	60,449
West Japan Railway Co.	3,300	143,216
Yahoo! Japan Corp.	27,700	154,293
Yakult Honsha Co., Ltd.	1,800	91,002
Yamada Denki Co., Ltd.	18,700	61,188
Yamaguchi Financial Group, Inc.	4,000	37,095
Yamaha Corp.	3,200	50,894
Yamaha Motor Co., Ltd.	5,800	87,151
Yamato Holdings Co., Ltd.	7,700	155,883
Yamato Kogyo Co., Ltd.	900	28,791
Yamazaki Baking Co., Ltd.	2,000	20,522
Yaskawa Electric Corp.	4,000	63,437
Yokogawa Electric Corp.	4,400	67,700
Yokohama Rubber Co., Ltd.	4,000	39,409
(Cost $36,901,731)		55,005,310
Luxembourg 0.4%
ArcelorMittal	19,617	350,731
Millicom International Cellular SA (SDR)	1,346	134,115
RTL Group SA	765	98,867
SES SA (FDR)	6,194	200,559
Tenaris SA	9,643	210,750
(Cost $823,711)		995,022
Macau 0.2%
Sands China Ltd.	47,619	391,317
Wynn Macau Ltd.	32,381	148,255
(Cost $118,828)		539,572
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	43,932
Netherlands 4.5%
Aegon NV	35,192	332,244
Akzo Nobel NV	4,754	368,855
ASML Holding NV	7,066	663,534
CNH Industrial NV*	18,654	213,038
Corio NV (REIT)	1,434	64,375
Delta Lloyd NV	3,689	91,777
Fugro NV (CVA)	1,353	80,935
Gemalto NV (a)	62	6,824
Gemalto NV (a)	1,472	162,820
Heineken Holding NV	2,057	130,450
Heineken NV	4,572	309,582
ING Groep NV (CVA)*	76,290	1,066,813
Koninklijke (Royal) KPN NV*	62,504	202,195
Koninklijke Ahold NV	19,987	358,874
Koninklijke Boskalis Westminster NV	1,557	82,555
Koninklijke DSM NV	3,044	239,908
Koninklijke Philips NV	19,143	705,670
Koninklijke Vopak NV	1,312	76,870
OCI NV*	1,883	84,873
QIAGEN NV*	4,899	114,292
Randstad Holding NV	2,487	161,482
Reed Elsevier NV	13,677	290,602
Royal Dutch Shell PLC "A"	75,853	2,724,210
Royal Dutch Shell PLC "B"	49,744	1,871,995
TNT Express NV	7,242	67,360
Unilever NV (CVA)	31,832	1,285,226
Wolters Kluwer NV	6,194	177,265
Ziggo NV	2,907	133,041
(Cost $7,584,050)		12,067,665
New Zealand 0.1%
Auckland International Airport Ltd.	21,293	61,826
Contact Energy Ltd.	7,121	30,040
Fletcher Building Ltd.	12,926	90,021
Ryman Healthcare Ltd.	7,378	47,593
Telecom Corp. of New Zealand Ltd.	36,532	69,285
(Cost $134,979)		298,765
Norway 0.6%
Aker Solutions ASA	3,238	57,892
DnB ASA	19,361	346,973
Gjensidige Forsikring ASA	4,239	80,924
Norsk Hydro ASA	24,847	111,075
Orkla ASA	14,447	112,915
Statoil ASA	22,106	536,952
Telenor ASA	13,769	328,801
Yara International ASA	3,568	154,149
(Cost $558,324)		1,729,681
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	42,294	60,506
EDP — Energias de Portugal SA	43,355	159,257
Galp Energia, SGPS, SA	8,328	136,735
Jeronimo Martins, SGPS, SA	5,139	100,553
Portugal Telecom, SGPS, SA (Registered)	14,770	64,266
(Cost $449,984)		521,317
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	41,200	71,969
CapitaCommercial Trust (REIT)	39,000	44,877
CapitaLand Ltd.	51,125	123,088
CapitaMall Trust (REIT)	49,870	75,424
CapitaMalls Asia Ltd.	26,360	41,072
City Developments Ltd.	8,000	61,028
ComfortDelGro Corp., Ltd.	40,000	63,757
DBS Group Holdings Ltd.	33,973	461,757
Genting Singapore PLC	124,995	148,544
Global Logistic Properties Ltd.	63,000	144,553
Golden Agri-Resources Ltd.	148,373	64,203
Hutchison Port Holdings Trust (Units)	95,000	64,165
Jardine Cycle & Carriage Ltd.	1,604	45,833
Keppel Corp., Ltd.	30,149	268,037
Keppel Land Ltd.	14,749	39,181
Olam International Ltd.	29,898	36,486
Oversea-Chinese Banking Corp., Ltd.	51,514	417,015
Sembcorp Industries Ltd.	19,449	84,727
SembCorp Marine Ltd.	16,600	58,674
Singapore Airlines Ltd.	10,670	88,133
Singapore Exchange Ltd.	16,000	92,262
Singapore Press Holdings Ltd.	32,758	107,152
Singapore Technologies Engineering Ltd.	34,000	107,012
Singapore Telecommunications Ltd.	159,301	463,025
StarHub Ltd.	12,000	40,881
United Overseas Bank Ltd.	25,822	435,354
UOL Group Ltd.	9,544	46,873
Wilmar International Ltd.	40,000	108,573
Yangzijiang Shipbuilding Holdings Ltd.	36,569	34,470
(Cost $2,075,740)		3,838,125
Spain 3.3%
Abertis Infraestructuras SA (c)	7,889	175,705
ACS, Actividades de Construccion y Servicios SA	3,156	109,402
Amadeus IT Holding SA "A"	7,485	320,613
Banco Bilbao Vizcaya Argentaria SA	115,912	1,436,194
Banco de Sabadell SA (c)	66,751	174,466
Banco Popular Espanol SA*	25,718	155,278
Banco Santander SA	226,936	2,047,941
Bankia SA*	82,113	140,841
CaixaBank SA	33,693	175,608
Distribuidora Internacional de Alimentacion SA	11,495	102,835
Enagas SA	3,963	103,746
Ferrovial SA	8,336	162,115
Gas Natural SDG SA	7,138	184,184
Grifols SA	2,223	106,492
Grifols SA "B"	606	21,703
Iberdrola SA	92,214	589,789
Inditex SA	4,312	713,507
Mapfre SA	23,281	99,931
Red Electrica Corporacion SA	2,064	137,983
Repsol SA	17,103	432,128
Telefonica SA	82,974	1,354,517
Zardoya Otis SA	3,150	56,972
(Cost $6,199,578)		8,801,950
Sweden 3.1%
Alfa Laval AB	6,380	164,116
Assa Abloy AB "B"	6,770	358,926
Atlas Copco AB "A"	13,199	368,122
Atlas Copco AB "B"	7,847	199,817
Boliden AB	5,212	80,140
Electrolux AB "B"	4,507	118,653
Elekta AB "B"	7,601	116,611
Getinge AB "B"	4,127	141,555
Hennes & Mauritz AB "B"	18,732	865,616
Hexagon AB "B"	4,830	153,185
Husqvarna AB "B"	8,521	51,458
Industrivarden AB "C"	2,351	44,827
Investor AB "B"	8,998	310,476
Kinnevik Investment AB "B"	4,423	205,292
Lundin Petroleum AB*	4,121	80,439
Nordea Bank AB	60,173	814,805
Sandvik AB	20,879	295,548
Scania AB "B"	6,519	128,047
Securitas AB "B"	6,200	66,065
Skandinaviska Enskilda Banken AB "A"	29,960	396,368
Skanska AB "B"	7,274	149,354
SKF AB "B"	7,706	202,231
Svenska Cellulosa AB "B"	11,501	355,334
Svenska Handelsbanken AB "A"	10,087	498,270
Swedbank AB "A"	18,267	515,319
Swedish Match AB	3,899	125,373
Tele2 AB "B"	6,281	71,253
Telefonaktiebolaget LM Ericsson "B"	59,955	734,190
TeliaSonera AB	47,148	393,222
Volvo AB "B"	30,540	402,566
(Cost $3,342,107)		8,407,178
Switzerland 9.4%
ABB Ltd. (Registered)*	43,818	1,157,645
Actelion Ltd. (Registered)*	2,080	176,324
Adecco SA (Registered)*	2,567	203,872
Aryzta AG*	1,674	128,685
Baloise Holding AG (Registered)	989	126,355
Barry Callebaut AG (Registered)*	43	53,945
Cie Financiere Richemont SA (Registered)	10,403	1,041,017
Coca-Cola HBC AG (ADR)	3,622	105,654
Coca-Cola HBC AG (CDI)	4,630	135,254
Credit Suisse Group AG (Registered)	30,261	929,069
Ems-Chemie Holding AG (Registered)	162	57,729
Geberit AG (Registered)	755	230,961
Givaudan SA (Registered)*	169	242,119
Glencore Xstrata PLC*	210,862	1,096,171
Holcim Ltd. (Registered)*	4,648	349,452
Julius Baer Group Ltd.*	4,569	220,315
Kuehne & Nagel International AG (Registered)	1,028	135,203
Lindt & Spruengli AG	17	76,627
Lindt & Spruengli AG (Registered)	2	107,852
Lonza Group AG (Registered)*	1,046	99,569
Nestle SA (Registered)	63,894	4,690,327
Novartis AG (Registered)	45,444	3,636,904
Pargesa Holding SA (Bearer)	514	41,517
Partners Group Holding AG	364	97,116
Roche Holding AG (Genusschein)	13,910	3,899,209
Schindler Holding AG	877	129,427
Schindler Holding AG (Registered)	451	66,535
SGS SA (Registered)	108	249,427
Sika AG (Bearer)	42	149,353
Sonova Holding AG (Registered)*	1,005	135,480
STMicroelectronics NV	13,087	105,427
Sulzer AG (Registered)	499	80,722
Swatch Group AG (Bearer)	611	405,422
Swatch Group AG (Registered)	814	92,010
Swiss Life Holding AG (Registered)*	652	135,701
Swiss Prime Site AG (Registered)*	1,125	87,283
Swiss Re AG.*	6,971	644,360
Swisscom AG (Registered)	480	253,828
Syngenta AG (Registered)	1,862	742,261
Transocean Ltd.	7,104	347,739
UBS AG (Registered)*	72,459	1,380,367
Wolseley PLC	5,201	295,361
Zurich Insurance Group AG*	2,968	863,086
(Cost $11,368,121)		25,202,680
United Kingdom 19.0%
3i Group PLC	20,138	128,478
Aberdeen Asset Management PLC	19,531	162,651
Admiral Group PLC	3,517	76,341
Aggreko PLC	5,473	155,030
AMEC PLC	5,632	101,707
Anglo American PLC	27,812	611,206
Antofagasta PLC	7,413	101,713
ARM Holdings PLC	27,489	499,918
Associated British Foods PLC	7,010	283,984
AstraZeneca PLC	24,712	1,465,818
Aviva PLC	59,357	442,261
Babcock International Group PLC	6,873	154,268
BAE Systems PLC	65,253	471,581
Barclays PLC	303,872	1,374,897
BG Group PLC	67,558	1,455,892
BHP Billiton PLC	41,878	1,298,454
BP PLC	374,084	3,030,367
British American Tobacco PLC	37,623	2,018,625
British Land Co. PLC (REIT)	19,273	200,881
British Sky Broadcasting Group PLC	20,594	288,068
BT Group PLC	157,337	990,652
Bunzl PLC	6,333	152,185
Burberry Group PLC	8,587	215,738
Capita PLC	12,970	223,111
Carnival PLC	3,753	154,983
Centrica PLC	102,011	587,486
Cobham PLC	22,670	103,096
Compass Group PLC	35,812	574,203
Croda International PLC	2,796	113,853
Diageo PLC	49,641	1,639,703
Direct Line Insurance Group PLC	21,393	88,568
easyJet PLC	3,221	82,006
G4S PLC	31,567	137,319
GKN PLC	31,458	194,742
GlaxoSmithKline PLC	96,998	2,587,097
Hammerson PLC (REIT)	14,597	121,398
Hargreaves Lansdown PLC	4,336	97,501
HSBC Holdings PLC	370,325	4,061,685
ICAP PLC	10,901	81,675
IMI PLC	6,165	156,259
Imperial Tobacco Group PLC	19,171	744,009
Inmarsat PLC	9,347	117,096
InterContinental Hotels Group PLC	5,192	173,166
International Consolidated Airlines Group SA*	20,066	133,663
Intertek Group PLC	3,163	165,021
Intu Properties PLC (REIT)	13,984	71,910
Invensys PLC	13,490	113,829
Investec PLC	11,629	84,330
ITV PLC	75,714	243,374
J Sainsbury PLC	23,563	142,734
Johnson Matthey PLC	4,158	226,401
Kingfisher PLC	46,608	297,958
Land Securities Group PLC (REIT)	15,928	254,277
Legal & General Group PLC	118,986	439,046
Lloyds Banking Group PLC*	993,016	1,297,944
London Stock Exchange Group PLC	3,481	99,932
Marks & Spencer Group PLC	31,592	227,087
Meggitt PLC	16,372	143,408
Melrose Industries PLC	25,691	130,139
National Grid PLC	73,241	956,997
Next PLC	3,053	275,597
Old Mutual PLC	99,026	310,305
Pearson PLC	16,175	359,272
Persimmon PLC*	6,164	126,631
Petrofac Ltd.	4,927	99,990
Prudential PLC	50,880	1,138,747
Reckitt Benckiser Group PLC	12,757	1,015,670
Reed Elsevier PLC	23,591	351,633
Rexam PLC	16,171	142,195
Rio Tinto PLC	25,220	1,423,152
Rolls-Royce Holdings PLC*	37,527	794,805
Royal Bank of Scotland Group PLC*	43,615	245,534
RSA Insurance Group PLC	73,113	110,722
SABMiller PLC	18,941	975,429
Schroders PLC	2,055	88,734
Segro PLC (REIT)	14,764	81,700
Serco Group PLC	10,366	85,666
Severn Trent PLC	4,860	137,250
Smith & Nephew PLC	18,249	260,252
Smiths Group PLC	8,153	200,483
SSE PLC	18,994	431,934
Standard Chartered PLC	48,148	1,084,862
Standard Life PLC	47,888	285,351
Subsea 7 SA	5,318	101,971
Tate & Lyle PLC	8,816	118,212
Tesco PLC	159,326	882,385
The Sage Group PLC	21,372	143,320
The Weir Group PLC	4,331	153,045
Travis Perkins PLC	4,971	154,724
Tui Travel PLC	9,021	61,760
Tullow Oil PLC	17,748	252,024
Unilever PLC	25,266	1,036,368
United Utilities Group PLC	13,836	154,261
Vodafone Group PLC	960,553	3,776,007
Whitbread PLC	3,500	217,538
William Hill PLC	17,520	116,627
WM Morrison Supermarkets PLC	43,204	187,108
WPP PLC	26,771	614,338
(Cost $30,929,083)		50,743,323
Total Common Stocks (Cost $153,495,141)		261,788,408

Preferred Stocks 0.6%
Germany 0.6%
Bayerische Motoren Werke (BMW) AG	1,099	93,892
Fuchs Petrolub SE	725	70,947
Henkel AG & Co. KGaA	3,535	410,099
Porsche Automobil Holding SE	3,019	315,085
Volkswagen AG	2,854	801,834
(Cost $528,424)		1,691,857
United Kingdom 0.0%
Rolls-Royce Holdings PLC "C"* (Cost $5,424)	3,341,186	5,533
Total Preferred Stocks (Cost $533,848)		1,697,390

Rights 0.0%
Spain
Repsol SA, Expiration Date 1/9/2014* (c) (Cost $11,161)	17,103	11,670

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $1,283,620)	1,283,620	1,283,620

Cash Equivalents 0.4%
Central Cash Management Fund, 0.05% (e) (Cost $1,154,683)	1,154,683	1,154,683

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,478,453)†	99.3	265,935,771
Other Assets and Liabilities, Net	0.7	1,822,320
Net Assets	100.0	267,758,091

* Non-income producing security.

† The cost for federal income tax purposes was $164,755,995. At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $101,179,776. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $118,330,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,151,051.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $1,223,545, which is 0.5% of net assets.

(d) Listed on the London Stock Exchange.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At December 31, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	3/21/2014	27	1,154,432	60,058
FTSE 100 Index	GBP	3/21/2014	7	776,351	27,985
Hang Seng Index	HKD	1/29/2014	1	150,452	2,994
SPI 200 Index	AUD	3/20/2014	3	356,133	15,593
TOPIX Index	JPY	3/13/2014	5	618,412	21,409
Total unrealized appreciation					128,039

At December 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	622,000	EUR	452,915	3/19/2014	1,062	UBS AG
USD	348,000	GBP	213,667	3/19/2014	5,624	Morgan Stanley
USD	53,000	SEK	349,717	3/19/2014	1,299	Goldman Sachs & Co.
HKD	697,732	USD	90,000	3/19/2014	12	Citigroup, Inc.
Total unrealized appreciation					7,997

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	48,000	AUD	54,018	3/19/2014	(16)	Citigroup, Inc.
USD	90,000	CHF	80,056	3/19/2014	(198)	Goldman Sachs & Co.
USD	430,000	JPY	44,362,670	3/19/2014	(8,572)	UBS AG
USD	40,000	SGD	50,234	3/19/2014	(192)	Goldman Sachs & Co.
Total unrealized depreciation					(8,978)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen SEK Swedish Krona SGD Singapore Dollar USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (g)
Australia	$—	$19,491,938	$0	$19,491,938
Austria	—	742,519	—	742,519
Belgium	—	3,108,709	—	3,108,709
Bermuda	—	304,542	—	304,542
Channel Islands	—	280,976	—	280,976
Denmark	—	3,134,177	—	3,134,177
Finland	—	2,397,666	—	2,397,666
France	—	25,605,609	—	25,605,609
Germany	—	23,006,971	—	23,006,971
Hong Kong	—	7,074,591	—	7,074,591
Ireland	—	1,774,489	—	1,774,489
Israel	—	1,162,226	—	1,162,226
Italy	—	5,509,475	—	5,509,475
Japan	—	55,005,310	—	55,005,310
Luxembourg	—	995,022	—	995,022
Macau	—	539,572	—	539,572
Mexico	—	43,932	—	43,932
Netherlands	—	12,067,665	—	12,067,665
New Zealand	—	298,765	—	298,765
Norway	—	1,729,681	—	1,729,681
Portugal	—	521,317	—	521,317
Singapore	—	3,838,125	—	3,838,125
Spain	—	8,801,950	—	8,801,950
Sweden	—	8,407,178	—	8,407,178
Switzerland	105,654	25,097,026	—	25,202,680
United Kingdom	—	50,743,323	—	50,743,323
Preferred Stocks (g)	—	1,697,390	—	1,697,390
Short-Term Investments (g)	2,438,303	—	—	2,438,303
Rights	—	11,670	—	11,670
Derivatives (h)
Futures Contracts	128,039	—	—	128,039
Forward Foreign Currency Exchange Contracts	—	7,997	—	7,997
Total	$2,671,996	$263,399,811	$0	$266,071,807
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(8,978)	$—	$(8,978)
Total	$—	$(8,978)	$—	$(8,978)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2013
Assets
Investments: Investments in non-affiliated securities, at value (cost $154,040,150) — including $1,223,545 of securities loaned	$263,497,468
Investment in Daily Assets Fund Institutional (cost $1,283,620)*	1,283,620
Investment in Central Cash Management Fund (cost $1,154,683)	1,154,683
Total investments in securities, at value (cost $156,478,453)	265,935,771
Foreign currency, at value (cost $857,936)	859,346
Deposit with broker for futures contracts	549,511
Receivable for investments sold	190,496
Receivable for Fund shares sold	2,118,470
Dividends receivable	241,852
Interest receivable	5,186
Receivable for variation margin on futures contracts	128,039
Unrealized appreciation on forward foreign currency exchange contracts	7,997
Foreign taxes recoverable	145,255
Other assets	10,139
Total assets	270,192,062
Liabilities
Cash overdraft	52,381
Payable upon return of securities loaned	1,283,620
Payable for investments purchased	20,959
Payable for Fund shares redeemed	872,305
Unrealized depreciation on forward foreign currency exchange contracts	8,978
Accrued management fee	54,963
Accrued Trustees' fees	3,646
Other accrued expenses and payables	137,119
Total liabilities	2,433,971
Net assets, at value	$267,758,091

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of December 31, 2013 (continued)
Net Assets Consist of
Distribution in excess of net investment income	(857,180)
Net unrealized appreciation (depreciation) on: Investments	109,457,318
Futures	128,039
Foreign currency	8,774
Accumulated net realized gain (loss)	(37,972,407)
Paid-in capital	196,993,547
Net assets, at value	$267,758,091
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($267,758,091 ÷ 18,247,454 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.67

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2013
Investment Income
Income: Dividends (net of foreign taxes withheld of $452,503)	$7,680,947
Interest	2,780
Income distributions — Central Cash Management Fund	3,328
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	162,437
Total income	7,849,492
Expenses: Management fee	635,665
Administrative fee	254,266
Services to shareholders	61,973
Custodian fee	113,936
Audit and tax fees	67,946
Legal fees	21,456
Reports to shareholders	39,655
Registration fees	21,505
Trustees' fees and expenses	8,267
Other	44,984
Total expenses	1,269,653
Net investment income	6,579,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	110,980
Futures	827,951
Foreign currency	(232,768)
706,163
Change in net unrealized appreciation (depreciation) on: Investments	43,154,588
Futures	105,845
Foreign currency	22,333
43,282,766
Net gain (loss)	43,988,929
Net increase (decrease) in net assets resulting from operations	$50,568,768

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2013	2012
Operations: Net investment income (loss)	$6,579,839	$7,555,908
Net realized gain (loss)	706,163	17,318,587
Change in net unrealized appreciation (depreciation)	43,282,766	21,151,710
Net increase (decrease) in net assets resulting from operations	50,568,768	46,026,205
Distributions to shareholders from: Net investment income	(6,683,777)	(8,091,392)
Fund share transactions: Proceeds from shares sold	84,733,157	66,795,525
Reinvestment of distributions	6,524,889	7,921,910
Payments for shares redeemed	(138,401,728)	(124,228,550)
Redemption fees	4,287	2,880
Net increase (decrease) in net assets from Fund share transactions	(47,139,395)	(49,508,235)
Increase (decrease) in net assets	(3,254,404)	(11,573,422)
Net assets at beginning of period	271,012,495	282,585,917
Net assets at end of period (including distributions in excess of net investment income of $857,180 and $742,934, respectively)	$267,758,091	$271,012,495
Other Information
Shares outstanding at beginning of period	21,869,167	26,179,536
Shares sold	6,310,895	5,741,964
Shares issued to shareholders in reinvestment of distributions	464,170	643,750
Shares redeemed	(10,396,778)	(10,696,083)
Net increase (decrease) in Fund shares	(3,621,713)	(4,310,369)
Shares outstanding at end of period	18,247,454	21,869,167

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
	2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$12.39	$10.79	$12.73	$12.14	$9.64
Income (loss) from investment operations: Net investment income (loss)a	.35	.35	.38	.28	.27
Net realized and unrealized gain (loss)	2.30	1.63	(1.95)	.65	2.53
Total from investment operations	2.65	1.98	(1.57)	.93	2.80
Less distributions from: Net investment income	(.37)	(.38)	(.37)	(.34)	(.30)
Redemption fees	.00 *	.00 *	.00 *	.00 *	.00 *
Net asset value, end of period	$14.67	$12.39	$10.79	$12.73	$12.14
Total Return (%)	21.56	18.35	(12.39)	7.67	29.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	268	271	283	323	336
Ratio of expenses (%)	.50	.54	.50	.51	.52
Ratio of net investment income (loss) (%)	2.59	2.98	3.03	2.37	2.61
Portfolio turnover rate (%)	10	8	6	5	9
a Based on average shares outstanding during the period. * Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2013, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $31,604,000, including $31,436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($24,989,000) and December 31, 2018 ($6,447,000), the respective expiration dates, whichever occurs first; and approximately $168,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2013, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Undistributed ordinary income	$1,197,421
Capital loss carryforwards	$(31,604,000)
Net unrealized appreciation (depreciation) on investments	$101,179,776

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2013	2012
Distributions from ordinary income	$6,683,777	$8,091,392

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2013, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2013, is included in a table following the Fund's Investment Portfolio. For the period ended December 31, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,679,000 to $5,742,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended December 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of December 31, 2013, is included in a table following the Fund's Investment Portfolio. For the period ended December 31, 2013, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from $0 to approximately $1,920,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $1,631,000 to $2,742,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$128,039	$128,039
Foreign Exchange Contracts (b)	7,997	—	7,997
	$7,997	$128,039	$136,036
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(8,978)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$827,951	$827,951
Foreign Exchange Contracts (b)	(77,919)	—	(77,919)
	$(77,919)	$827,951	$750,032
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from futures
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$105,845	$105,845
Foreign Exchange Contracts (b)	(9,962)	—	(9,962)
	$(9,962)	$105,845	$95,883
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) from futures
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of December 31, 2013, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$12	$(12)	$—	$—
Morgan Stanley	5,624	—	—	5,624
Goldman Sachs & Co.	1,299	(390)	—	909
UBS AG	1,062	(1,062)	—	—
Exchange Traded Futures (b)	128,039	—	—	128,039
	$136,036	$(1,464)	$—	$134,572
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities (a)	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup	$16	$(12)	$—	$4
Goldman Sachs & Co.	390	(390)	—	—
UBS AG	8,572	(1,062)	—	7,510
	$8,978	$(1,464)	$—	$7,514

(a) Forward foreign currency exchange contracts are netted.

(b) Includes financial instruments which are not subject to a master netting arrangement, or another similar arrangement.

C. Purchases and Sales of Securities

During the year ended December 31, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $23,828,540 and $72,061,137, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2013, the Administration Fee was $254,266, of which $21,985 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the year ended December 31, 2013, the amount charged to the Fund by DISC aggregated $21,986, of which $2,297 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $20,937, of which $8,927 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended December 31, 2013, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $18,048.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2013.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2013, there was one shareholder account which held approximately 58% of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Institutional Funds and Shareholders of DWS EAFE® Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS EAFE® Equity Index Fund (the "Fund") at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 26, 2014	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013 to December 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2013 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 7/1/13	$1,000.00
Ending Account Value 12/31/13	$1,177.30
Expenses Paid per $1,000*	$2.63
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 7/1/13	$1,000.00
Ending Account Value 12/31/13	$1,022.79
Expenses Paid per $1,000*	$2.45

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.48%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid foreign taxes of $301,598 and earned $5,638,000 of foreign source income during the year ended December 31, 2013. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.02 per share as foreign taxes paid and $0.32 per share as income earned from foreign sources for the year ended December 31, 2013.

For federal income tax purposes, the Fund designates $5,033,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS EAFE® Equity Index Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Institutional Class shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were approximately the same as the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Institutional Class shares total (net) operating expenses were expected to be approximately the same as the median of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Chairman of the Board of Trustees, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, CardioNet, Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8,9 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Vice President, Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of December 1, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
For shareholders of Institutional Class:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DEAFE-2
(R-025781-3 2/14)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS EAFE EQUITY INDEX FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$61,563	$0	$0	$0
2012	$63,531	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 28, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 28, 2014